Note 14 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the 2005 Plan"), which was adopted in April 2005 to provide incentives to certain key employees on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business. The granted shares had no exercise price and constituted a bonus in nature. In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and these employees on the respective grant dates.

The following table presents grants pursuant to the 2005 Plan's issuance from 2013 onwards which vested immediately:

Grant Date	Number of Shares	Issued to	Vesting Period
February 12, 2013	714	Chief Executive Officer	on the grant date
September 26, 2013	714	Executive Vice President	on the grant date
September 26, 2013	571	Chief Technical Officer	on the grant date
December 18, 2013	714	Chief Executive Officer	on the grant date

On April 15, 2015, the Company’s Board of Directors adopted the 2015 Stock Incentive Plan, or the 2015 Plan, under which the Company’s directors, officers, key employees, consultants and service providers to the Company may be granted non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents, unrestricted stock and other-equity based-related awards. A total of 190,000 common shares were reserved for issuance under the 2015 Plan, which is administered by the Compensation Committee of the Board of Directors.

On April 15, 2015, the Company granted 183,000 restricted shares to a nominee of Central Mare (Tankers Family Inc), a company affiliated with the family of the Company's Chief Executive Officer, under the 2015 Plan. The shares will vest equally over a period of eight years from the date of grant. The fair value of each share on the grant date was $10.90.

The following table presents grants pursuant to the 2015 Plan:

Grant Date	Number of Shares	Issued to	Vesting Period
April 15, 2015	183,000	Central Mare	Over eight years

A summary of the status of the Company's non-vested shares relating to the 2015 Plan as of December 31, 2015 and movement during the year ended December 31, 2015, is presented below:

	Non-vested Shares	Fair value
As of December 31, 2014	-	-
Granted shares on April 15, 2015	183,000	$10.90
Vested shares on June 30, 2015	(22,875)	$10.30
As of December 31, 2015	160,125	$3.20	*

*As of December 31, 2015, the total unrecognized compensation cost related to non-vested share awards would be $454, over a period of 6.5 years, assuming that all future share vestings under the 2015 plan would be effected at the Company’s closing stock price on December 31, 2015, i.e. at $3.20 per share, here used as an estimate of the Company’s future stock price on the respective future vesting dates.

The compensation expense recognized in the years ended December 31, 2013 and 2014 was $345 and $0 respectively and is included in General and administrative expenses in the consolidated statements of comprehensive income/(loss). The compensation expense recognized in the year ended December 31, 2015 was $131 and is included in Management fees-related parties in the consolidated statements of comprehensive income/(loss).

The total fair value of shares relating to the Company’s stock incentive plan vested during the year ended December 31, 2013 was $309. No shares relating to the Company's 2005 plan were granted, vested or forfeited in 2014.